Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 25,823	$ 1,113,679	$ 19,723
Inventory: (Note 2)
Land under development	490,813,363
Total inventory held for sale	490,813,363
Prepaid expenses and other current assets	10,970	5,780	10,275
Total Current Assets	490,850,156	1,119,459	29,998
PROPERTY AND EQUIPMENT:
Real estate held for investment (Note 2)	227,800,637
Total investment real estate	227,800,637
Office and computer equipment	160,002	153,604	150,170
Less accumulated depreciation and amortization	(147,573)	(144,036)	(138,908)
Total Property and Equipment	227,813,066	9,568	11,262
OTHER ASSETS	30,228	31,982	29,982
TOTAL ASSETS	718,693,450	1,161,009	71,242
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	390,997	370,429	347,935
Note payable and accrued interest - YA Global Master SPV, Ltd. (less unamortized discount of $12,133 and $13,332, respectively)	339,708	214,778	163,126
Accounts payable	418,527	257,736	246,857
Accrued officers payroll	375,349	637,922	727,612
Accrued expenses and other current liabilities	128,368	159,332	117,373
Total Current Liabilities	1,652,949	$ 1,640,197	$ 1,602,903
Long Term Liabilities
TOTAL LIABILITIES	$ 1,652,949	$ 1,640,197	$ 1,602,903
STOCKHOLDERS' DEFICIT
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock:$0.001 par value Authorized: 50,000,000 shares Issued and outstanding:16,878,119 shares in 2014 and 14,935,038 in 2013	$ 17,472	$ 16,878	$ 14,935
Capital in excess of par value	467,363,870	32,252,954	25,987,795
Deficit	(37,604,660)	(32,669,399)	(27,508,439)
Total Omagine, Inc. stockholders' equity (deficit)	429,776,682	(399,567)	(1,505,709)
Noncontrolling interests in Omagine LLC	287,263,819	(79,621)	(25,952)
Total Stockholders Equity (Deficit)	717,040,501	(479,188)	(1,531,661)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 718,693,450	$ 1,161,009	$ 71,242